Corporate information (Details) - USD ($)	Dec. 31, 2024	Jun. 16, 2023	Feb. 28, 2023
Corporate information
Number of shares issued upon conversion of each share of merged entity		1
Number of warrants issued upon conversion of each share of merged entity		1
Number of shares purchased for each warrant		1
Exercise price of warrants	$ 0.0001
Deferred consideration payment		$ 11.5
Senior Syndicated Facility Agreement
Corporate information
Principal amount			$ 25,000,000
CMPL | MAC Australia
Corporate information
Percentage of issued share capital acquired		100.00%